INCOME TAXES (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Federal and provincial statutory income tax rate	26.50%	26.50%
Losses carried forward from prior years	$ 22,533,999